Property and Equipment - Summary of Change in Property and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	₩ 946	₩ 478	₩ 650
Acquisition	1,141	899	170
Depreciation	(545)	(375)	(340)
Disposal	(59)	(38)	(2)
Translation differences	15	(18)
Property, plant and equipment at end of period	1,498	946	478
Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	654	231	337
Acquisition	550	617	73
Depreciation	(297)	(174)	(178)
Disposal	(32)		(1)
Translation differences	13	(20)
Property, plant and equipment at end of period	888	654	231
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	127	144	157
Acquisition	119	117	42
Depreciation	(115)	(98)	(56)
Disposal	(5)	(37)
Translation differences		1	1
Property, plant and equipment at end of period	126	127	144
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	165	103	156
Acquisition	472	165	55
Depreciation	(133)	(103)	(106)
Disposal	(22)	(1)	(1)
Translation differences	2	1	(1)
Property, plant and equipment at end of period	₩ 484	₩ 165	₩ 103